Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (1,946,000)	$ (3,008,000)	$ (15,918,000)	$ (12,127,000)
Cash in operations	(2,266,000)	$ (1,089,000)	(8,118,000)	(4,157,000)
Cash on hand	1,615,000		$ 983,000	$ 634,000
Stock subscription receivable	$ 1,014,000
Outstanding Options [Member]
Number of options and warrants excluded from the computation of net loss per share as anti-dilutive	4,417,108	2,457,974	4,233,722	2,478,974
Outstanding Warrants [Member]
Number of options and warrants excluded from the computation of net loss per share as anti-dilutive	13,651,050	778,446	10,930,991	940,412
Outstanding Restricted Stock Awards [Member]
Number of options and warrants excluded from the computation of net loss per share as anti-dilutive	1,475,329	0
Customer Concentration Risk [Member] | Revenue [Member]
Concentration risk, percentage	0.00%	0.00%		0.00%
Customer Concentration Risk [Member] | Revenue [Member] | One Customer [Member]
Concentration risk, percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage		0.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration risk, percentage	11.00%
Supplier Concentration Risk [Member] | Purchase [Member]
Concentration risk, percentage	0.00%	0.00%	0.00%	0.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration risk, percentage	0.00%	0.00%		0.00%
Maximum [Member]
Cash FDIC insured amount	$ 250,000		$ 250,000
Paycheck Protection Program [Member]
Proceeds from loans	$ 1,218,000